Vessels (Tables)	12 Months Ended
Dec. 31, 2020
Vessels [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2018	$1,228,591	$(237,188)	$991,403

- Additions for improvements	2,804	-	2,804
- Impairment	(55,396)	43,545	(11,851)
- Vessel held for sale	(7,130)	-	(7,130)
- Vessel disposals	(72,335)	24,965	(47,370)
- Depreciation for the year	-	(45,559)	(45,559)
Balance, December 31, 2019	$1,096,534	$(214,237)	$882,297

- Additions for improvements	6,001	-	6,001
- Additions reclassified from other non-current assets	2,474		2,474
- Vessel transferred from held for sale	7,130	-	7,130
- Impairment	(199,605)	96,681	(102,924)
- Vessel disposals	(16,742)	34	(16,708)
- Vessel transferred to held for sale	(23,361)		(23,361)
- Depreciation for the period	-	(38,731)	(38,731)
Balance, December 31, 2020	$872,431	$(156,253)	$716,178